UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08631
                                                    -----------

                               Phoenix Portfolios
                          ----------------------------
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                               New York, NY 10022
                          ----------------------------
               (Address of principal executive offices) (Zip code)


        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,               John H. Beers, Esq.
Counsel and Secretary for Registrant            Vice President and Counsel
   Phoenix Life Insurance Company             Phoenix Life Insurance Company
         One American Row                           One American Row
      Hartford, CT 06103-2899                    Hartford, CT 06103-2899
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 451-1100
                                                          ----------------

                       Date of fiscal year end: October 31
                                               ------------

                    Date of reporting period: April 30, 2006
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  APRIL 30, 2006

SEMIANNUAL REPORT

> PHOENIX MARKET NEUTRAL FUND




TRUST NAME: PHOENIX PORTFOLIOS


[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

[GRAPHIC OMITTED]
WOULDN'T YOU RATHER HAVE THIS DOCUMENT E-MAILED TO YOU?
Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Phoenix Portfolios unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended April 30, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 17 different management teams -- seven Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,


/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds


MAY 2006

TABLE OF CONTENTS



Glossary....................................................................  3
Phoenix Market Neutral Fund.................................................  4
Notes to Financial Statements............................................... 20
Board of Trustees' Consideration of Investment Advisory Agreement........... 24





--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


LONG POSITION ("LONG")
Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SHORT POSITION ("SHORT")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. It the price rises, the investor must buy at the higher price and sustains a loss.

PHOENIX MARKET NEUTRAL FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Market Neutral Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                              Beginning             Ending         Expenses Paid
Market Neutral Fund         Account Value       Account Value          During
      Class A             October 31, 2005      April 30, 2006         Period*
--------------------------------------------------------------------------------
Actual                        $1,000.00           $  954.50            $10.74
Hypothetical (5% return
  before expenses)             1,000.00            1,013.67             11.12

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 2.22%, EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning             Ending         Expenses Paid
Market Neutral Fund         Account Value       Account Value          During
      Class B             October 31, 2005      April 30, 2006         Period*
--------------------------------------------------------------------------------
Actual                        $1,000.00           $  950.60            $14.06
Hypothetical (5% return
  before expenses)             1,000.00            1,010.19             14.61

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.91%, EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning             Ending         Expenses Paid
Market Neutral Fund         Account Value       Account Value          During
      Class C             October 31, 2005      April 30, 2006         Period*
--------------------------------------------------------------------------------
Actual                        $1,000.00           $  951.30            $14.08
Hypothetical (5% return
  before expenses)             1,000.00            1,010.19             14.61

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.91%, EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------
Long Positions as a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                 21%
Consumer Discretionary     18
Industrials                14
Information Technology     13
Health Care                 9
Utilities                   5
Energy                      4
Other                      16


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Short Positions as a percentage of total securities sold short

Financials                 23%
Consumer Discretionary     20
Industrials                16
Information Technology     14
Health Care                10
Utilities                   5
Consumer Staples            4
Other                       8



                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                   SHARES        VALUE
                                                 ----------   -------------

DOMESTIC COMMON STOCKS--91.0%

ADVERTISING--0.9%
Harte-Hanks, Inc. ...............................    22,000   $     600,600
Omnicom Group, Inc. .............................     6,800         612,068
                                                              -------------
                                                                  1,212,668
                                                              -------------
AEROSPACE & DEFENSE--1.0%
Esterline Technologies Corp.(b) .................     3,700         163,984
Teledyne Technologies, Inc.(b) ..................    16,700         608,047
Triumph Group, Inc.(b) ..........................    13,300         625,898
                                                              -------------
                                                                  1,397,929
                                                              -------------
AGRICULTURAL PRODUCTS--0.7%
Archer-Daniels-Midland Co. ......................    15,200         552,368
Delta & Pine Land Co. ...........................    12,900         381,582
                                                              -------------
                                                                    933,950
                                                              -------------
AIRLINES--0.4%
Mesa Air Group, Inc.(b) .........................    58,300         613,899

ALTERNATIVE CARRIERS--0.4%
Premiere Global Services, Inc.(b)  ..............    74,600         582,626

APPAREL RETAIL--2.4%
Abercrombie & Fitch Co.  Class A ................    10,200         619,446
Charlotte Russe Holding, Inc.(b) ................    24,400         527,040
Children's Place (The)(b) .......................     9,400         580,732
Guess, Inc.(b) ..................................    13,400         531,042


                                                   SHARES        VALUE
                                                 ----------   -------------

APPAREL RETAIL--CONTINUED
Ross Stores, Inc. ...............................    19,100   $     585,224
Shoe Carnival, Inc.(b) ..........................    20,700         580,221
                                                              -------------
                                                                  3,423,705
                                                              -------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
Columbia Sportswear Co.(b) ......................    10,300         524,167
Phillips-Van Heusen Corp. .......................    16,300         655,260
                                                              -------------
                                                                  1,179,427
                                                              -------------
APPLICATION SOFTWARE--2.7%
Cadence Design Systems, Inc.(b) .................    30,500         577,365
Epicor Software Corp.(b) ........................    52,800         640,464
FactSet Research Systems, Inc. ..................    12,700         560,578
Fair Isaac Corp. ................................    14,000         519,540
Lawson Software, Inc.(b) ........................    75,100         576,768
Magma Design Automation, Inc.(b) ................    40,500         306,990
Sonic Solutions, Inc.(b) ........................    33,200         588,304
                                                              -------------
                                                                  3,770,009
                                                              -------------
ASSET MANAGEMENT & CUSTODY BANKS--1.7%
Affiliated Managers Group, Inc.(b) ..............     6,000         607,800
Calamos Asset Management, Inc. ..................    13,800         534,888
Franklin Resources, Inc. ........................     6,100         568,032
Gladstone Capital Corp. .........................     3,600          79,452
Investors Financial Services Corp. ..............    12,600         603,036
                                                              -------------
                                                                  2,393,208
                                                              -------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES        VALUE
                                                 ----------   -------------


AUTO PARTS & EQUIPMENT--1.0%
ArvinMeritor, Inc. ..............................    36,500   $     606,995
Modine Manufacturing Co. ........................    15,400         446,754
TRW Automotive Holdings Corp.(b) ................    18,000         399,240
                                                              -------------
                                                                  1,452,989
                                                              -------------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. ..................................    48,700         338,465

AUTOMOTIVE RETAIL--0.4%
CSK Auto Corp.(b) ...............................    38,300         492,155

BIOTECHNOLOGY--1.2%
Albany Molecular Research, Inc.(b) ..............    12,000         120,000
Applera Corp. - Applied Biosystems Group ........    23,500         677,740
Gilead Sciences, Inc.(b) ........................     8,900         511,750
Lexicon Genetics, Inc.(b) .......................    64,100         336,525
                                                              -------------
                                                                  1,646,015
                                                              -------------
BROADCASTING & CABLE TV--1.2%
DIRECTV Group, Inc. (The)(b) ....................    34,700         592,676
EchoStar Communications Corp. Class A(b) ........    21,300         658,170
Mediacom Communications Corp. Class A(b) ........    12,100          83,127
Salem Communications Corp. Class A(b) ...........    22,000         336,160
                                                              -------------
                                                                  1,670,133
                                                              -------------
BUILDING PRODUCTS--0.3%
American Woodmark Corp. .........................     3,700         128,612
Insteel Industries, Inc. ........................     6,100         227,896
                                                              -------------
                                                                    356,508
                                                              -------------
CASINOS & GAMING--2.0%
Boyd Gaming Corp. ...............................    12,000         597,840
International Game Technology ...................    16,400         622,052
MGM MIRAGE(b) ...................................    13,900         624,110
Multimedia Games, Inc.(b) .......................    28,900         398,531
Penn National Gaming, Inc.(b) ...................    14,000         570,080
                                                              -------------
                                                                  2,812,613
                                                              -------------
COMMERCIAL PRINTING--0.8%
Consolidated Graphics, Inc.(b) ..................    10,700         559,503
Harland (John H.) Co. ...........................    13,100         542,995
                                                              -------------
                                                                  1,102,498
                                                              -------------
COMMODITY CHEMICALS--0.9%
Pioneer Cos., Inc.(b) ...........................    19,800         633,996
Westlake Chemical Corp. .........................    18,600         564,510
                                                              -------------
                                                                  1,198,506
                                                              -------------


                                                   SHARES        VALUE
                                                 ----------   -------------

COMMUNICATIONS EQUIPMENT--0.8%
CommScope, Inc.(b) ..............................    20,000   $     661,000
Harris Corp. ....................................     8,700         405,159
                                                              -------------
                                                                  1,066,159
                                                              -------------
COMPUTER HARDWARE--0.8%
Hewlett-Packard Co. .............................    19,700         639,659
NCR Corp.(b) ....................................    13,600         535,840
                                                              -------------
                                                                  1,175,499
                                                              -------------
COMPUTER STORAGE & PERIPHERALS--0.8%
Emulex Corp.(b) .................................    36,300         658,845
Synaptics, Inc.(b) ..............................    20,000         524,400
                                                              -------------
                                                                  1,183,245
                                                              -------------
CONSTRUCTION & ENGINEERING--1.7%
Comfort Systems USA, Inc. .......................    43,300         660,758
EMCOR Group, Inc.(b) ............................    11,900         595,595
Granite Construction, Inc. ......................    12,900         598,044
Jacobs Engineering Group, Inc.(b)  ..............     6,400         529,280
                                                              -------------
                                                                  2,383,677
                                                              -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
Accuride Corp.(b) ...............................    11,300         115,825
Commercial Vehicle Group, Inc.(b)  ..............     6,100         123,586
Greenbrier Cos., Inc. (The) .....................    11,800         473,770
JLG Industries, Inc. ............................    20,400         585,072
Navistar International Corp.(b) .................    22,600         596,188
                                                              -------------
                                                                  1,894,441
                                                              -------------
CONSUMER FINANCE--1.3%
Capital One Financial Corp. .....................     7,200         623,808
Cash America International, Inc. ................    17,300         568,824
CompuCredit Corp.(b) ............................    14,600         583,270
                                                              -------------
                                                                  1,775,902
                                                              -------------
DATA PROCESSING & OUTSOURCED SERVICES--1.7%
Affiliated Computer Services, Inc. Class A(b) ...    10,000         557,600
Alliance Data Systems Corp.(b) ..................    11,900         654,500
CheckFree Corp.(b) ..............................    10,700         576,409
Computer Sciences Corp.(b) ......................    10,000         585,500
                                                              -------------
                                                                  2,374,009
                                                              -------------
DEPARTMENT STORES--0.8%
Dillard's, Inc. Class A .........................    22,500         586,800
Penney (J.C.) Co., Inc. .........................     9,100         595,686
                                                              -------------
                                                                  1,182,486
                                                              -------------

                        See Notes to Financial Statements
6

Phoenix Market Neutral Fund


                                                   SHARES        VALUE
                                                 ----------   -------------

DIVERSIFIED CHEMICALS--0.4%
Dow Chemical Co. (The) ..........................    15,200   $     617,272

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.7%
Navigant Consulting, Inc.(b) ....................    29,000         611,320
SIRVA, Inc.(b) ..................................    71,000         670,950
SOURCECORP, Inc.(b) .............................    14,400         356,112
TeleTech Holdings, Inc.(b) ......................    10,500         134,820
West Corp.(b) ...................................    12,500         579,000
                                                              -------------
                                                                  2,352,202
                                                              -------------
DRUG RETAIL--0.8%
CVS Corp. .......................................    18,900         561,708
Longs Drug Stores Corp. .........................    12,000         568,920
                                                              -------------
                                                                  1,130,628
                                                              -------------
ELECTRIC UTILITIES--1.9%
Cleco Corp. .....................................     2,500          56,250
Edison International ............................    15,300         618,273
FPL Group, Inc. .................................    16,600         657,360
Otter Tail Corp. ................................    22,400         668,640
Pepco Holdings, Inc. ............................    25,900         597,772
                                                              -------------
                                                                  2,598,295
                                                              -------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Lamson & Sessions Co. (The)(b) ..................    19,800         497,970
LSI Industries, Inc. ............................     3,000          50,130
                                                              -------------
                                                                    548,100
                                                              -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Aeroflex, Inc.(b) ...............................    42,700         538,447
Coherent, Inc.(b) ...............................    18,500         684,685
Tektronix, Inc. .................................    15,800         558,056
                                                              -------------
                                                                  1,781,188
                                                              -------------
ELECTRONIC MANUFACTURING SERVICES--0.5%
Mercury Computer Systems, Inc.(b)  ..............    20,800         396,448
TTM Technologies, Inc.(b) .......................    19,800         321,948
                                                              -------------
                                                                    718,396
                                                              -------------
ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Casella Waste Systems, Inc. Class A(b) ..........     2,600          40,430

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Terra Industries, Inc.(b) .......................    27,700         229,079

FOOTWEAR--0.4%
K-Swiss, Inc. Class A ...........................    21,900         628,092


                                                   SHARES        VALUE
                                                 ----------   -------------

GAS UTILITIES--1.3%
Laclede Group, Inc. (The) .......................    17,300   $     589,930
New Jersey Resources Corp. ......................    13,200         584,364
Questar Corp. ...................................     7,800         624,390
                                                              -------------
                                                                  1,798,684
                                                              -------------
HEALTH CARE EQUIPMENT--2.4%
Becton, Dickinson & Co. .........................     9,600         605,184
Bruker Biosciences Corp.(b) .....................    43,400         253,890
Datascope Corp. .................................    15,000         579,600
Kinetic Concepts, Inc.(b) .......................    14,300         624,338
PerkinElmer, Inc. ...............................    17,900         383,776
Waters Corp.(b) .................................    14,700         666,204
Zoll Medical Corp.(b) ...........................     9,000         238,500
                                                              -------------
                                                                  3,351,492
                                                              -------------
HEALTH CARE FACILITIES--0.4%
Health Management Associates, Inc. Class A ......    29,100         602,661

HEALTH CARE SERVICES--0.1%
SFBC International, Inc.(b) .....................     7,500         175,125

HEALTH CARE SUPPLIES--1.3%
Bausch & Lomb, Inc. .............................    12,300         602,085
DJ Orthopedics, Inc.(b) .........................    16,300         648,088
Haemonetics Corp.(b) ............................    10,500         572,250
                                                              -------------
                                                                  1,822,423
                                                              -------------
HOME FURNISHINGS--0.5%
Leggett & Platt, Inc. ...........................    26,000         689,780

HOMEBUILDING--1.4%
M/I Homes, Inc. .................................    13,100         565,527
Palm Harbor Homes, Inc.(b) ......................     9,400         203,604
Technical Olympic USA, Inc. .....................    30,000         630,000
Toll Brothers, Inc.(b) ..........................    18,200         585,130
                                                              -------------
                                                                  1,984,261
                                                              -------------
HOTELS, RESORTS & CRUISE LINES--1.2%
Bluegreen Corp.(b) ..............................    45,800         564,714
Hilton Hotels Corp. .............................    22,700         611,538
Sunterra Corp.(b) ...............................    35,600         474,548
                                                              -------------
                                                                  1,650,800
                                                              -------------
HOUSEWARES & SPECIALTIES--0.4%
Lifetime Brands, Inc. ...........................    20,400         604,248

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.3%
Administaff, Inc. ...............................    11,200         646,800
Korn/Ferry International(b) .....................    21,100         443,100
Spherion Corp.(b) ...............................    64,200         679,236
                                                              -------------
                                                                  1,769,136
                                                              -------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                   SHARES        VALUE
                                                 ----------   -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
AES Corp. (The)(b) ..............................    37,700   $     639,769
TXU Corp. .......................................    11,000         545,930
                                                              -------------
                                                                  1,185,699
                                                              -------------
INDUSTRIAL MACHINERY--3.3%
Actuant Corp. Class A ...........................     9,000         575,550
Albany International Corp. ......................    17,000         664,700
American Science & Engineering, Inc.(b) .........     6,900         591,399
CIRCOR International, Inc. ......................     9,600         290,880
Crane Co. .......................................    14,200         599,950
Gardner Denver, Inc.(b) .........................     7,600         566,428
Lincoln Electric Holdings, Inc. .................    12,100         663,201
Nordson Corp. ...................................    11,700         625,365
                                                              -------------
                                                                  4,577,473
                                                              -------------
INSURANCE BROKERS--0.4%
AON Corp. .......................................    14,100         590,931

INTEGRATED OIL & GAS--0.8%
Amerada Hess Corp. ..............................     3,900         558,753
Marathon Oil Corp. ..............................     7,400         587,264
                                                              -------------
                                                                  1,146,017
                                                              -------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Cincinnati Bell, Inc.(b) ........................    135,700        569,940

INTERNET RETAIL--0.6%
Netflix, Inc.(b) ................................    11,000         326,040
Priceline.com, Inc.(b) ..........................    22,400         547,456
                                                              -------------
                                                                    873,496
                                                              -------------
INTERNET SOFTWARE & SERVICES--1.1%
Digital River, Inc.(b) ..........................    13,400         583,436
Digitas, Inc.(b) ................................    47,200         665,992
webMethods, Inc.(b) .............................    36,800         352,176
                                                              -------------
                                                                  1,601,604
                                                              -------------
IT CONSULTING & OTHER SERVICES--1.0%
ACXiom Corp. ....................................    24,600         637,632
Forrester Research, Inc.(b) .....................    24,500         600,250
Perot Systems Corp. Class A(b) ..................    12,300         185,484
                                                              -------------
                                                                  1,423,366
                                                              -------------
LEISURE PRODUCTS--0.4%
Mattel, Inc. ....................................    36,700         593,806

LIFE & HEALTH INSURANCE--0.4%
Nationwide Financial Services, Inc. Class A .....    13,100         574,828


                                                   SHARES        VALUE
                                                 ----------   -------------

MANAGED HEALTH CARE--0.4%
Health Net, Inc.(b) .............................    13,400   $     545,380

METAL & GLASS CONTAINERS--0.4%
Silgan Holdings, Inc. ...........................    16,000         621,280

MOVIES & ENTERTAINMENT--0.4%
World Wrestling Entertainment, Inc. .............    33,300         577,422

MULTI-LINE INSURANCE--0.5%
American Financial Group, Inc. ..................    15,700         695,196

MULTI-UTILITIES--0.4%
DTE Energy Co. ..................................    14,200         579,076

OFFICE SERVICES & SUPPLIES--0.3%
Miller (Herman), Inc. ...........................    15,300         471,087

OIL & GAS EQUIPMENT & SERVICES--0.3%
Oil States International, Inc.(b)  ..............    10,800         435,996

OIL & GAS EXPLORATION & PRODUCTION--2.1%
BP Prudhoe Bay Royalty Trust ....................     8,300         605,070
Callon Petroleum Co.(b) .........................    27,200         561,408
Harvest Natural Resources, Inc.(b) ..............    44,200         596,258
Penn Virginia Corp. .............................     8,200         592,696
Swift Energy Co.(b) .............................    13,400         567,624
                                                              -------------
                                                                  2,923,056
                                                              -------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
Williams Cos., Inc. (The) .......................    25,000         548,250

PACKAGED FOODS & MEATS--1.2%
Chiquita Brands International, Inc. .............    35,800         580,676
J & J Snack Foods Corp. .........................     5,900         202,075
McCormick & Co., Inc. ...........................    17,300         602,559
Seaboard Corp. ..................................       200         308,400
                                                              -------------
                                                                  1,693,710
                                                              -------------
PAPER PACKAGING--0.5%
Rock-Tenn Co. Class A ...........................    40,000         634,800

PHARMACEUTICALS--3.4%
Alpharma, Inc. Class A ..........................    22,200         582,750
Endo Pharmaceuticals Holdings, Inc.(b) ..........    18,800         591,260
First Horizon Pharmaceutical Corp.(b) ...........    27,500         612,425
K-V Pharmaceutical Co. Class A(b)  ..............    25,100         541,658
King Pharmaceuticals, Inc.(b) ...................    34,600         601,694
Medicis Pharmaceutical Corp. Class A ............    19,400         637,872
Merck & Co., Inc. ...............................    18,700         643,654
Pain Therapeutics, Inc.(b) ......................    61,200         566,712
                                                              -------------
                                                                  4,778,025
                                                              -------------

                        See Notes to Financial Statements
8

Phoenix Market Neutral Fund


                                                   SHARES        VALUE
                                                 ----------   -------------

PROPERTY & CASUALTY INSURANCE--1.9%
21st Century Insurance Group ....................    15,600   $     250,536
Markel Corp.(b) .................................     1,600         558,800
ProAssurance Corp.(b) ...........................    11,900         599,522
Safety Insurance Group, Inc. ....................    14,900         689,721
Tower Group Inc. ................................    21,700         557,256
                                                              -------------
                                                                  2,655,835
                                                              -------------
PUBLISHING & PRINTING--0.5%
Donnelley (R.H.) Corp. ..........................    11,500         645,495

REGIONAL BANKS--5.3%
BancorpSouth, Inc. ..............................    20,800         533,104
Bank of Hawaii Corp. ............................    12,000         651,720
Cascade Bancorp .................................     2,600          75,764
City Holding Co. ................................     6,800         246,024
Columbia Banking System, Inc. ...................    16,410         553,838
East West Bancorp, Inc. .........................    14,500         575,215
First Bancorp ...................................     5,100         111,690
First Community Bancorp, Inc. ...................     1,000          58,000
First Republic Bank .............................    14,700         639,744
Greater Bay Bancorp .............................     7,800         215,436
Independent Bank Corp. ..........................    21,141         577,149
Marshall & Ilsley Corp. .........................    14,900         681,228
Old Second Bancorp, Inc. ........................     7,800         240,240
Placer Sierra Bancshares ........................     5,700         151,335
Santander BanCorp ...............................     7,100         165,430
Sterling Bancshares, Inc. .......................    27,000         447,120
Sterling Financial Corp. ........................     3,300          68,805
UCBH Holdings, Inc. .............................     8,400         148,596
Washington Trust Bancorp, Inc. ..................     6,000         158,280
Whitney Holding Corp. ...........................    17,500         622,300
Wilmington Trust Corp. ..........................    12,400         549,320
                                                              -------------
                                                                  7,470,338
                                                              -------------
REINSURANCE--0.6%
Reinsurance Group of America, Inc. ..............     5,800         278,980
Scottish Re Group Ltd. ..........................    24,200         562,166
                                                              -------------
                                                                    841,146
                                                              -------------
REITS--4.5%
AMB Property Corp. ..............................    11,800         589,882
CBL & Associates Properties, Inc. ...............    15,300         611,847
Glimcher Realty Trust ...........................    21,800         562,440
Highland Hospitality Corp. ......................    51,400         663,060
Hospitality Properties Trust ....................    14,000         603,400
Host Hotels & Resorts, Inc. .....................    29,600         622,192
iStar Financial, Inc. ...........................    16,800         642,768
LaSalle Hotel Properties ........................    13,000         568,490
LTC Properties, Inc. ............................    28,800         631,872


                                                   SHARES        VALUE
                                                 ----------   -------------

REITS--CONTINUED
Nationwide Health Properties, Inc. ..............     6,700   $     144,184
Tager Factory Outlet Centers, Inc. ..............    19,200         629,376
                                                              -------------
                                                                  6,269,511
                                                              -------------
RESTAURANTS--1.3%
Brinker International, Inc. .....................    15,500         606,980
Darden Restaurants, Inc. ........................    14,800         586,080
Luby's, Inc.(b) .................................    13,300         157,738
Rare Hospitality International, Inc.(b) .........    14,000         435,680
Ruth's Chris Steak House, Inc.(b)  ..............     2,900          67,715
                                                              -------------
                                                                  1,854,193
                                                              -------------
SEMICONDUCTORS--0.5%
Cree, Inc.(b) ...................................     4,700         140,154
IXYS Corp.(b) ...................................    58,500         591,435
                                                              -------------
                                                                    731,589
                                                              -------------
SPECIALIZED CONSUMER SERVICES--0.4%
Alderwoods Group, Inc.(b) .......................    31,200         594,672

SPECIALIZED FINANCE--0.4%
Asset Acceptance Capital Corp.(b)  ..............    24,100         503,449

SPECIALTY CHEMICALS--0.4%
Fuller (H.B.) Co. ...............................    11,200         585,760

SPECIALTY STORES--0.4%
Dick's Sporting Goods, Inc.(b) ..................    13,900         585,885

SYSTEMS SOFTWARE--1.3%
Internet Security Systems, Inc.(b) ..............    27,200         610,368
Progress Software Corp.(b) ......................    23,200         640,088
Secure Computing Corp.(b) .......................    58,000         623,500
                                                              -------------
                                                                  1,873,956
                                                              -------------
THRIFTS & MORTGAGE FINANCE--3.8%
BankUnited Financial Corp. Class A ..............    22,300         684,387
Corus Bankshares, Inc. ..........................    10,200         682,788
Downey Financial Corp. ..........................     9,600         689,088
First Niagara Financial Group, Inc. .............    46,400         649,600
Flagstar Bancorp, Inc. ..........................    41,100         657,600
Flushing Financial Corp. ........................    30,500         516,365
Franklin Bank Corp.(b) ..........................     5,600         108,696
Ocwen Financial Corp.(b) ........................    53,900         595,595
W Holding Co., Inc. .............................    82,400         617,176
Willow Grove Bancorp, Inc. ......................     5,000          88,300
                                                              -------------
                                                                  5,289,595
                                                              -------------
TIRES & RUBBER--0.4%
Goodyear Tire & Rubber Co. (The)(b) .............    42,000         588,000

                        See Notes to Financial Statements
9

Phoenix Market Neutral Fund

                                                    SHARES        VALUE
                                                    -------   -------------

TOBACCO--0.9%
Loews Corp. - Carolina Group ....................    13,100   $     671,244
Reynolds American, Inc. .........................     5,600         614,040
                                                              -------------
                                                                  1,285,284
                                                              -------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Applied Industrial Technologies, Inc. ...........    13,300         552,615

TRUCKING--1.6%
Arkansas Best Corp. .............................    14,100         605,172
Hunt (J.B.) Transport Services, Inc. ............    27,000         643,410
SCS Transportation, Inc.(b) .....................    15,800         415,066
Swift Transportation Co., Inc.(b)  ..............    18,200         545,090
                                                              -------------
                                                                  2,208,738
                                                              -------------
WATER UTILITIES--0.4%
SJW Corp. .......................................    22,200         565,656

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp. .............................    21,800         540,640

---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $119,476,178)                                  127,987,808
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(e)--0.6%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(b)(c)      1,400               0
Telefonica Moviles S.A. (Argentina)(b)(c) .......     1,400               0

REGIONAL BANKS--0.2%
First BanCorp Puerto Rico (United States) .......    28,800         305,280

THRIFTS & MORTGAGE FINANCE--0.4%
R-G Financial Corp. Class B (United States) .....    47,400         494,382

---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $971,266)                                          799,662
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.6%
(IDENTIFIED COST $120,447,444)                                  128,787,470
---------------------------------------------------------------------------


                                                      PAR
                                                     VALUE
                                                     (000)        VALUE
                                                    -------   -------------

SHORT-TERM INVESTMENTS(d)--8.4%

COMMERCIAL PAPER--8.4%
Alpine Securitization Corp. 4.83%, 5/1/06 .......    $4,400   $   4,400,000
George Street Finance LLC 4.78%, 5/2/06 .........       535         534,929
Abbott Laboratories 4.76%, 5/3/06. ..............     3,500       3,499,075
Abbott Laboratories 4.78%, 5/3/06. ..............     2,055       2,054,454
Gemini Securitization LLC 4.85%, 6/22/06 ........     1,350       1,340,314

---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,829,000)                                    11,828,772
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $132,276,444)                                  140,616,242(a)

SECURITIES SOLD SHORT--(92.1)%
(PROCEEDS $125,701,487)                                        (129,447,558)

Other assets and liabilities, net--92.1%                        129,427,934
                                                              -------------

NET ASSETS--100.0%                                            $ 140,596,618
                                                              =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,415,570 and gross depreciation of $3,143,173 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $133,343,845.
(b) Non-income producing.
(c) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2006, these securities amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.
(e) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements
10

Phoenix Market Neutral Fund

                                                    SHARES        VALUE
                                                    -------   -------------

SECURITIES SOLD SHORT--92.1%
DOMESTIC COMMON STOCKS--91.2%
ADVERTISING--0.9%
Interpublic Group of Cos., Inc. (The) ...........    64,400   $     616,952
Lamar Advertising Co. Class A ...................    11,800         648,882
                                                              -------------
                                                                  1,265,834
                                                              -------------
AEROSPACE & DEFENSE--1.0%
Aviall, Inc. ....................................    17,400         655,980
BE Aerospace, Inc. ..............................     6,400         166,592
Sequa Corp. Class A .............................     6,900         586,500
                                                              -------------
                                                                  1,409,072
                                                              -------------
AGRICULTURAL PRODUCTS--0.8%
Alico, Inc. .....................................    10,200         512,040
Bunge Ltd. ......................................    10,300         549,505
                                                              -------------
                                                                  1,061,545
                                                              -------------
AIRLINES--0.4%
Frontier Airlines Holdings, Inc. ................    82,300         557,994

ALTERNATIVE CARRIERS--0.4%
Time Warner Telecom, Inc. Class A ...............    34,400         576,888

APPAREL RETAIL--2.0%
Cache, Inc. .....................................    25,200         500,724
Chico's FAS, Inc. ...............................    16,800         622,608
DSW, Inc. Class A ...............................    17,700         554,010
Hot Topic, Inc. .................................    37,400         554,642
Urban Outfitters, Inc. ..........................    25,800         598,560
                                                              -------------
                                                                  2,830,544
                                                              -------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
Fossil, Inc. ....................................    34,600         562,596
Volcom, Inc. ....................................    17,800         634,926
Warnaco Group, Inc. (The) .......................    27,500         612,700
                                                              -------------
                                                                  1,810,222
                                                              -------------
APPLICATION SOFTWARE--2.7%
Agile Software Corp. ............................    45,900         319,923
Blackboard, Inc. ................................    22,200         652,014
NAVTEQ Corp. ....................................    10,700         444,264
Opsware, Inc. ...................................    66,500         562,590
Salesforce.Com, Inc. ............................    16,600         581,830
Transaction Systems Architects, Inc. ............    16,200         647,028
Witness Systems, Inc. ...........................    23,500         548,725
                                                              -------------
                                                                  3,756,374
                                                              -------------


                                                    SHARES        VALUE
                                                    -------   -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.7%
BlackRock, Inc. Class A .........................     3,900   $     591,006
Eaton Vance Corp. ...............................    20,200         575,094
GAMCO Investors, Inc. Class A ...................    15,200         584,896
Harris & Harris Group, Inc. .....................     3,000          38,790
Nuveen Investments, Inc. Class A ................    12,300         591,876
                                                              -------------
                                                                  2,381,662
                                                              -------------
AUTO PARTS & EQUIPMENT--1.0%
American Axle & Manufacturing Holdings, Inc. ....    25,100         442,011
Gentex Corp. ....................................    37,600         551,216
LKQ Corp. .......................................    19,500         410,280
                                                              -------------
                                                                  1,403,507
                                                              -------------
AUTOMOBILE MANUFACTURERS--0.3%
General Motors Corp. ............................    20,100         459,888

AUTOMOTIVE RETAIL--0.4%
Pep Boys-Manny, Moe & Jack (The) ................    35,500         527,885

BIOTECHNOLOGY--1.1%
Affymetrix, Inc. ................................    17,700         507,105
Cell Genesys, Inc. ..............................    48,100         327,080
Isis Pharmaceuticals, Inc. ......................    15,700         134,706
MedImmune, Inc. .................................    18,200         572,754
                                                              -------------
                                                                  1,541,645
                                                              -------------
BROADCASTING & CABLE TV--1.1%
Comcast Corp. Class A ...........................    19,900         615,905
Crown Media Holdings, Inc. Class A ..............    25,100          98,392
Liberty Media Corp. Class A .....................    72,200         602,870
Spanish Broadcasting System, Inc. Class A .......    49,600         250,976
                                                              -------------
                                                                  1,568,143
                                                              -------------
BUILDING PRODUCTS--0.3%
Ameron International Corp. ......................     4,800         315,312
Trex Co., Inc. ..................................     4,300         128,484
                                                              -------------
                                                                    443,796
                                                              -------------
CASINOS & GAMING--2.0%
Churchill Downs, Inc. ...........................     9,700         366,951
Harrah's Entertainment, Inc. ....................     7,700         628,628
Scientific Games Corp. Class A ..................    16,200         617,058
Station Casinos, Inc. ...........................     7,600         585,808
Wynn Resorts Ltd. ...............................     7,400         563,214
                                                              -------------
                                                                  2,761,659
                                                              -------------
COMMERCIAL PRINTING--0.9%
Banta Corp. .....................................    12,900         652,482
Bowne & Co., Inc. ...............................    36,300         570,273
                                                              -------------
                                                                  1,222,755
                                                              -------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                    SHARES        VALUE
                                                    -------   -------------

COMMODITY CHEMICALS--1.0%
Calgon Carbon Corp. .............................    83,300   $     623,917
NL Industries, Inc. .............................    55,600         732,252
                                                              -------------
                                                                  1,356,169
                                                              -------------
COMMUNICATIONS EQUIPMENT--0.8%
Belden CDT, Inc. ................................    21,600         676,080
UTStarcom, Inc. .................................    63,300         439,935
                                                              -------------
                                                                  1,116,015
                                                              -------------
COMPUTER HARDWARE--0.9%
Diebold, Inc. ...................................    14,700         625,485
Sun Microsystems, Inc. ..........................    117,400        587,000
                                                              -------------
                                                                  1,212,485
                                                              -------------
COMPUTER STORAGE & PERIPHERALS--0.8%
Maxtor Corp. ....................................    59,500         575,960
Rackable Systems, Inc. ..........................    10,900         560,151
                                                              -------------
                                                                  1,136,111
                                                              -------------
CONSTRUCTION & ENGINEERING--1.6%
ENGlobal Corp. ..................................    47,900         490,975
Fluor Corp. .....................................     6,500         603,915
Foster Wheeler Ltd. .............................    12,500         557,000
Washington Group International, Inc. ............    10,800         600,588
                                                              -------------
                                                                  2,252,478
                                                              -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
Manitowoc Co., Inc. (The) .......................    12,800         634,752
Miller Industries, Inc. .........................     4,800         130,656
NACCO Industries, Inc. Class A ..................     3,300         531,630
Terex Corp. .....................................     6,900         597,195
Wabash National Corp. ...........................     5,900         106,790
                                                              -------------
                                                                  2,001,023
                                                              -------------
CONSUMER FINANCE--1.3%
First Cash Financial Services, Inc. .............    30,100         637,217
SLM Corp. .......................................    10,800         571,104
Student Loan Corp. (The) ........................     2,900         603,925
                                                              -------------
                                                                  1,812,246
                                                              -------------
DATA PROCESSING & OUTSOURCED SERVICES--1.7%
eFunds Corp. ....................................    24,900         640,926
Electronic Data Systems Corp. ...................    22,300         603,884
Heartland Payment Systems, Inc. .................    22,100         579,904
Iron Mountain, Inc. .............................    15,200         594,320
                                                              -------------
                                                                  2,419,034
                                                              -------------


                                                    SHARES        VALUE
                                                    -------   -------------

DEPARTMENT STORES--0.8%
Federated Department Stores, Inc. ...............     7,500   $     583,875
Saks, Inc. ......................................    29,200         588,088
                                                              -------------
                                                                  1,171,963
                                                              -------------
DIVERSIFIED CHEMICALS--0.4%
Du Pont (E.I.) de Nemours & Co. .................    13,500         595,350

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.7%
ChoicePoint, Inc. ...............................    14,500         638,435
Copart, Inc. ....................................    24,400         655,140
Corrections Corporation of America ..............     2,700         121,176
FTI Consulting, Inc. ............................    22,000         632,280
LECG Corp. ......................................    19,900         367,951
                                                              -------------
                                                                  2,414,982
                                                              -------------
DRUG RETAIL--0.8%
Rite Aid Corp. ..................................    134,000        603,000
Walgreen Co. ....................................    13,400         561,862
                                                              -------------
                                                                  1,164,862
                                                              -------------
ELECTRIC UTILITIES--1.8%
ALLETE, Inc. ....................................     1,200          56,124
Exelon Corp. ....................................    10,800         583,200
Hawaiian Electric Industries, Inc. ..............    23,200         623,384
IDACORP, Inc. ...................................    19,700         670,785
Progress Energy, Inc. ...........................    14,900         637,720
                                                              -------------
                                                                  2,571,213
                                                              -------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
GrafTech International Ltd. .....................    95,400         644,904
LaBarge, Inc. ...................................     3,200          46,560
                                                              -------------
                                                                    691,464
                                                              -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
Cogent, Inc. ....................................    34,900         570,964
Cognex Corp. ....................................    18,800         501,020
Electro Scientific Industries, Inc. .............    28,600         572,858
                                                              -------------
                                                                  1,644,842
                                                              -------------
ELECTRONIC MANUFACTURING SERVICES--0.5%
Park Electrochemical Corp. ......................     9,700         300,409
RadiSys Corp. ...................................    19,600         414,736
                                                              -------------
                                                                    715,145
                                                              -------------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Covanta Holding Corp. ...........................    35,300         588,804
Synagro Technologies, Inc. ......................     8,600          41,280
                                                              -------------
                                                                    630,084
                                                              -------------

                        See Notes to Financial Statements
12

Phoenix Market Neutral Fund

                                                    SHARES        VALUE
                                                    -------   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
American Vanguard Corp. .........................     9,333   $     228,760

FOOTWEAR--0.5%
Iconix Brand Group, Inc. ........................    39,600         681,120

GAS UTILITIES--1.3%
Equitable Resources, Inc. .......................    17,200         610,772
Northwest Natural Gas Co. .......................    16,400         566,456
South Jersey Industries, Inc. ...................    21,900         582,102
                                                              -------------
                                                                  1,759,330
                                                              -------------
HEALTH CARE EQUIPMENT--2.4%
Beckman Coulter, Inc. ...........................    11,100         570,096
Dionex Corp. ....................................     6,700         402,804
Mentor Corp. ....................................    14,000         606,620
NeuroMetrix, Inc. ...............................     6,300         237,636
Respironics, Inc. ...............................    17,100         626,202
Spectranetics Corp. .............................    16,600         213,310
Wright Medical Group, Inc. ......................    27,800         652,466
                                                              -------------
                                                                  3,309,134
                                                              -------------
HEALTH CARE FACILITIES--0.5%
Tenet Healthcare Corp. ..........................    76,000         632,320

HEALTH CARE SERVICES--0.1%
Gentiva Health Services, Inc. ...................    10,500         177,870

HEALTH CARE SUPPLIES--1.2%
DENTSPLY International, Inc. ....................     9,700         578,799
ev3, Inc. .......................................    35,600         558,564
Sybron Dental Specialties, Inc. .................    12,300         578,592
                                                              -------------
                                                                  1,715,955
                                                              -------------
HOME FURNISHINGS--0.4%
Mohawk Industries, Inc. .........................     7,500         600,750

HOMEBUILDING--1.3%
Brookfield Homes Corp. ..........................    11,800         549,880
Levitt Corp. Class A ............................    29,100         569,196
Pulte Homes, Inc. ...............................    14,100         526,635
Skyline Corp. ...................................     4,300         167,958
                                                              -------------
                                                                  1,813,669
                                                              -------------
HOTELS, RESORTS & CRUISE LINES--1.3%
Choice Hotels International, Inc. ...............    14,400         770,832
Lodgian, Inc. ...................................    41,800         557,612
Marcus Corp. (The) ..............................    27,600         497,628
                                                              -------------
                                                                  1,826,072
                                                              -------------
HOUSEWARES & SPECIALTIES--0.5%
National Presto Industries, Inc. ................    11,200         675,360


                                                    SHARES        VALUE
                                                    -------   -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.2%
CDI Corp. .......................................    23,000   $     652,050
Heidrick & Struggles International, Inc. ........    13,100         473,696
Watson Wyatt Worldwide, Inc. ....................    17,800         586,866
                                                              -------------
                                                                  1,712,612
                                                              -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
Black Hills Corp. ...............................    17,400         633,360
Mirant Corp. ....................................    25,300         621,368
                                                              -------------
                                                                  1,254,728
                                                              -------------
INDUSTRIAL MACHINERY--3.2%
ESCO Technologies, Inc. .........................    12,900         654,030
Flanders Corp. ..................................    24,800         256,928
Flowserve Corp. .................................    10,000         575,200
IDEX Corp. ......................................    11,500         584,200
Kadant, Inc. ....................................    26,800         632,748
Pall Corp. ......................................    21,300         642,834
Pentair, Inc. ...................................    16,000         612,480
Watts Water Technologies, Inc. Class A ..........    16,100         550,781
                                                              -------------
                                                                  4,509,201
                                                              -------------
INSURANCE BROKERS--0.4%
Marsh & McLennan Cos., Inc. .....................    19,600         601,132

INTEGRATED OIL & GAS--0.8%
CNX Gas Corp. ...................................    19,100         544,350
Murphy Oil Corp. ................................    10,700         536,926
                                                              -------------
                                                                  1,081,276
                                                              -------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
IDT Corp. Class B ...............................    50,200         557,220

INTERNET RETAIL--0.6%
Blue Nile, Inc. .................................     9,000         313,200
Expedia, Inc. ...................................    29,400         548,310
                                                              -------------
                                                                    861,510
                                                              -------------
INTERNET SOFTWARE & SERVICES--0.6%
aQuantive, Inc. .................................    22,700         568,862
Interwoven, Inc. ................................    31,600         320,740
                                                              -------------
                                                                    889,602
                                                              -------------
IT CONSULTING & OTHER SERVICES--1.0%
BearingPoint, Inc. ..............................    74,300         689,504
Lionbridge Technologies, Inc. ...................    67,700         556,494
Unisys Corp. ....................................    29,300         182,832
                                                              -------------
                                                                  1,428,830
                                                              -------------
LEISURE PRODUCTS--0.4%
Marvel Entertainment, Inc. ......................    29,900         583,349

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                    SHARES        VALUE
                                                    -------   -------------

LIFE & HEALTH INSURANCE--0.4%
American Equity Investment Life Holding Co. .....    41,600   $     564,096

MANAGED HEALTH CARE--0.5%
AMERIGROUP Corp. ................................    29,500         761,985

METAL & GLASS CONTAINERS--0.4%
AptarGroup, Inc. ................................    12,000         628,920

MOVIES & ENTERTAINMENT--0.5%
Carmike Cinemas, Inc. ...........................    27,700         684,467

MULTI-UTILITIES--0.4%
Ameren Corp. ....................................    12,400         624,588

OFFICE SERVICES & SUPPLIES--0.3%
HNI Corp. .......................................     8,200         433,616

OIL & GAS EQUIPMENT & SERVICES--0.3%
Dril-Quip, Inc. .................................     5,700         410,286

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Brigham Exploration Co. .........................    58,000         546,940
Meridian Resource Corp. (The) ...................   164,100         636,708
Quicksilver Resources, Inc. .....................    13,500         559,440
Range Resources Corp. ...........................    20,000         530,600
Whiting Petroleum Corp. .........................    12,400         523,900
                                                              -------------
                                                                  2,797,588
                                                              -------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
El Paso Corp. ...................................    47,000         606,770

PACKAGED FOODS & MEATS--1.2%
Gold Kist, Inc. .................................    47,800         640,042
Hershey Foods Co. ...............................    11,400         608,076
Pilgrim's Pride Corp. ...........................    11,300         295,269
TreeHouse Foods, Inc. ...........................     5,800         151,960
                                                              -------------
                                                                  1,695,347
                                                              -------------
PAPER PACKAGING--0.4%
Chesapeake Corp. ................................    39,500         555,765

PHARMACEUTICALS--3.4%
Adams Respiratory Therapeutics, Inc. ............    16,000         686,240
MGI Pharma, Inc. ................................    34,700         648,196
Mylan Laboratories, Inc. ........................    25,500         556,920
Noven Pharmaceuticals, Inc. .....................    32,800         619,920
Par Pharmaceutical Cos., Inc. ...................    23,400         602,550
Penwest Pharmaceuticals Co. .....................    27,100         542,542
Schering-Plough Corp. ...........................    29,300         566,076
Valeant Pharmaceuticals International ...........    33,200         594,280
                                                              -------------
                                                                  4,816,724
                                                              -------------


                                                    SHARES        VALUE
                                                    -------   -------------

PROPERTY & CASUALTY INSURANCE--1.9%
Direct General Corp. ............................    36,200   $     607,798
Hanover Insurance Group, Inc. (The) .............    11,000         581,900
United Fire & Casualty Co. ......................    19,600         586,824
Wesco Financial Corp. ...........................       700         274,050
White Mountains Insurance Group Ltd. ............     1,100         573,650
                                                              -------------
                                                                  2,624,222
                                                              -------------
PUBLISHING & PRINTING--0.4%
Knight-Ridder, Inc. .............................    10,000         620,000

REGIONAL BANKS--5.5%
Alabama National Bancorp ........................     2,400         165,312
CoBiz, Inc. .....................................     4,000          78,880
Community Bank System, Inc. .....................    15,500         318,215
Community Banks, Inc. ...........................     4,765         125,415
F.N.B. Corp. ....................................    10,200         171,156
Fifth Third Bancorp .............................    14,600         590,132
First Commonwealth Financial Corp. ..............    40,700         544,566
First Financial Bancorp .........................    28,100         450,443
First Merchants Corp. ...........................     2,700          67,284
Fulton Financial Corp. ..........................    34,800         572,460
Interchange Financial Services Corp. ............     4,100          90,938
Mercantile Bankshares Corp. .....................    14,000         526,120
Midwest Banc Holdings, Inc. .....................    24,500         574,770
Provident Bankshares Corp. ......................     5,800         201,608
Sandy Spring Bancorp, Inc. ......................     6,800         241,332
South Financial Group, Inc. (The)  ..............    24,000         651,120
Sterling Bancorp ................................    11,000         229,900
Sun Bancorp, Inc. ...............................     9,100         166,257
TD Banknorth, Inc. ..............................    19,900         590,831
Valley National Bancorp .........................    22,760         592,670
Westamerica Bancorp .............................    12,200         623,908
Yardville National Bancorp ......................     5,400         195,210
                                                              -------------
                                                                  7,768,527
                                                              -------------
REINSURANCE--0.2%
Transatlantic Holdings, Inc. ....................     4,900         281,505

REITS--4.5%
Affordable Residential Communities ..............    63,800         585,684
Archstone-Smith Trust ...........................    13,000         635,440
Boston Properties, Inc. .........................     7,200         635,544
EastGroup Properties, Inc. ......................    13,800         616,446
Franklin Street Properties Corp. ................     7,300         155,636
Glenborough Realty Trust, Inc. ..................    31,300         655,735
Heritage Property Investment Trust ..............    16,400         633,368
Home Properties, Inc. ...........................    10,700         535,214
Liberty Property Trust ..........................    13,700         612,390


                        See Notes to Financial Statements
14

Phoenix Market Neutral Fund

                                                    SHARES        VALUE
                                                    -------   -------------

REITS--CONTINUED
Macerich Co. (The) ..............................     9,000   $     658,980
SL Green Realty Corp. ...........................     5,800         574,200
                                                              -------------
                                                                  6,298,637
                                                              -------------
RESTAURANTS--1.5%
BJ's Restaurants, Inc. ..........................     2,600          68,458
California Pizza Kitchen, Inc. ..................    14,300         451,880
OSI Restaurant Partners, Inc. ...................    15,300         653,310
Red Robin Gourmet Burgers, Inc. .................     5,000         224,800
Wendy's International, Inc. .....................    10,400         642,512
                                                              -------------
                                                                  2,040,960
                                                              -------------
SEMICONDUCTORS--0.6%
Lattice Semiconductor Corp. .....................    21,900         145,635
TriQuint Semiconductor, Inc. ....................    125,000        678,750
                                                              -------------
                                                                    824,385
                                                              -------------
SPECIALIZED CONSUMER SERVICES--0.4%
Service Corporation International ...............    70,800         569,940

SPECIALIZED FINANCE--0.4%
Encore Capital Group, Inc. ......................    35,600         525,812

SPECIALTY CHEMICALS--0.4%
Ferro Corp. .....................................    29,600         570,688

SPECIALTY STORES--0.4%
A.C. Moore Arts & Crafts, Inc. ..................    30,000         559,500

SYSTEMS SOFTWARE--1.3%
Borland Software Corp. ..........................    125,700        641,070
NetIQ Corp. .....................................    50,100         601,200
Quality Systems, Inc. ...........................    19,200         645,312
                                                              -------------
                                                                  1,887,582
                                                              -------------
THRIFTS & MORTGAGE FINANCE--4.2%
BankAtlantic Bancorp, Inc. Class A ..............    42,100         628,132
Brookline Bancorp, Inc. .........................    40,500         599,400
Clifton Savings Bancorp, Inc. ...................    19,300         204,387
Fidelity Bankshares, Inc. .......................    19,200         618,624
MAF Bancorp, Inc. ...............................    14,200         630,196
NetBank, Inc. ...................................    81,600         571,200
NewAliance Bancshares, Inc. .....................    43,100         622,364
Partners Trust Financial Group, Inc. ............    45,600         538,080
Provident New York Bancorp ......................    13,200         172,524


                                                    SHARES        VALUE
                                                    -------    ------------

THRIFTS & MORTGAGE FINANCE--CONTINUED
Washington Federal, Inc. ........................    26,670    $    637,947
Webster Financial Corp. .........................    13,300         624,435
                                                               ------------
                                                                  5,847,289
                                                               ------------
TIRES & RUBBER--0.4%
Cooper Tire & Rubber Co. ........................    45,500         577,850

TOBACCO--0.9%
Altria Group, Inc. ..............................     8,800         643,808
Universal Corp. .................................    15,600         593,892
                                                               ------------
                                                                  1,237,700
                                                               ------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Grainger (W.W.), Inc. ...........................     7,600         584,592

TRUCKING--1.6%
Con-Way, Inc. ...................................    11,600         646,352
Knight Transportation, Inc. .....................    30,000         585,900
Landstar System, Inc. ...........................    13,000         552,370
Marten Transport Ltd. ...........................    20,300         442,134
                                                               ------------
                                                                  2,226,756
                                                               ------------
WATER UTILITIES--0.4%
American States Water Co. .......................    15,500         618,605

WIRELESS TELECOMMUNICATION SERVICES--0.5%
ALLTEL Corp. ....................................     9,900         637,263

---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $124,631,178)                                         128,266,644
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--0.9%

INTERNET SOFTWARE & SERVICES--0.5%
Sohu.Com, Inc. (China) ..........................    21,700         602,175

REINSURANCE--0.4%
IPC Holdings Ltd. (United States)  ..............    21,700         578,739

---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $1,070,309)                                             1,180,914
---------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $125,701,487)                                        $129,447,558(a)
                                                               ============


(a) Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $4,008,956, and gross depreciation of $8,679,203 for federal income tax purposes. At Aprill 30, 2006, the aggregate proceeds of securities sold short for federal income tax purposes was $124,777,311.
(b) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)



ASSETS
Investment securities at value (Identified cost $132,276,444)         $140,616,242
Deposits with broker for securities sold short                         129,017,216
Cash                                                                         5,056
Receivables
   Fund shares sold                                                        810,855
   Dividends and interest                                                  395,394
Trustee retainer                                                             4,416
Prepaid expenses                                                            35,004
                                                                      ------------
     Total assets                                                      270,884,183
                                                                      ------------
LIABILITIES
Securities sold short at value (Proceeds $125,701,487)                 129,447,558
Payables
   Fund shares repurchased                                                 426,909
   Investment advisory fee                                                 174,396
   Dividends on short sales                                                 79,838
   Transfer agent fee                                                       57,508
   Distribution and service fees                                            56,874
   Financial agent fee                                                       7,172
   Other accrued expenses                                                   37,310
                                                                      ------------
     Total liabilities                                                 130,287,565
                                                                      ------------
NET ASSETS                                                            $140,596,618
                                                                      ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                      $160,146,502
Undistributed net investment income                                        386,275
Accumulated net realized loss                                          (24,529,886)
Netunrealized appreciation                                               8,339,798
Net unrealized depreciation on securities sold short                    (3,746,071)
                                                                      ------------
NET ASSETS                                                            $140,596,618
                                                                      ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $103,994,567)                     9,181,443
Net asset value per share                                                   $11.33
Offering price per share $11.33/(1-5.75%)                                   $12.02

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,438,190)                         495,225
Net asset value and offering price per share                                $10.98

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $31,163,861)                      2,852,511
Net asset value and offering price per share                                $10.93


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                     $  2,397,326
Dividends                                                         932,968
Foreign taxes withheld                                             (2,417)
                                                             ------------
     Total investment income                                    3,327,877
                                                             ------------
EXPENSES
Investment advisory fee                                         1,102,830
Service fees, Class A                                             155,328
Distribution and service fees, Class B                             33,004
Distribution and service fees, Class C                            184,456
Financial agent fee                                                46,378
Transfer agent                                                    135,510
Printing                                                           30,142
Registration                                                       22,728
Professional                                                       22,157
Custodian                                                          18,249
Trustees                                                           14,299
Miscellaneous                                                      15,850
                                                             ------------
     Expenses prior to dividends on short sales                 1,780,931
Dividends on short sales                                        1,161,692
                                                             ------------
     Total expenses                                             2,942,623
Custodian fees paid indirectly                                     (1,021)
                                                             ------------
     Net expenses                                               2,941,602
                                                             ------------
NET INVESTMENT INCOME (LOSS)                                      386,275
                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        11,165,248
Net realized gain (loss) on securities sold short             (18,113,213)
Net change in unrealized appreciation (depreciation)
   on investments                                               5,011,151
Net change in unrealized appreciation (depreciation)
   on securities sold short                                    (5,670,227)
                                                             ------------
Net gain (loss) on investments                                 (7,607,041)
                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 $ (7,220,766)
                                                             ============

                        See Notes to Financial Statements
16

Phoenix Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                   Six Months
                                                                                                      Ended
                                                                                                 April 30, 2006     Year Ended
                                                                                                   (Unaudited)   October 31, 2005
                                                                                                 --------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                                                                   $    386,275    $   (674,659)
   Net realized gain (loss)                                                                         (6,947,965)      1,815,081
   Net change in unrealized appreciation (depreciation)                                               (659,076)      1,694,755
                                                                                                  ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      (7,220,766)      2,835,177
                                                                                                  ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (3,068,524 and 5,692,293 shares, respectively)                     35,332,980      67,778,582
   Cost of shares repurchased (3,246,745 and 2,489,900 shares, respectively)                       (37,525,365)    (29,495,126)
                                                                                                  ------------    ------------
Total                                                                                               (2,192,385)     38,283,456
                                                                                                  ------------    ------------
CLASS B
   Proceeds from sales of shares (19,784 and 122,857 shares, respectively)                             221,234       1,429,808
   Cost of shares repurchased (204,925 and 531,859 shares, respectively)                            (2,293,123)     (6,178,944)
                                                                                                  ------------    ------------
Total                                                                                               (2,071,889)     (4,749,136)
                                                                                                  ------------    ------------
CLASS C
   Proceeds from sales of shares (210,500 and 1,822,587 shares, respectively)                        2,363,887      21,015,671
   Cost of shares repurchased (889,199 and 588,340 shares, respectively)                            (9,859,055)     (6,769,093)
                                                                                                  ------------    ------------
Total                                                                                               (7,495,168)     14,246,578
                                                                                                  ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       (11,759,442)     47,780,898
                                                                                                  ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           (18,980,208)     50,616,075

NET ASSETS
   Beginning of period                                                                             159,576,826     108,960,751
                                                                                                  ------------    ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $386,275 AND $0, RESPECTIVELY) $140,596,618    $159,576,826
                                                                                                  ============    ============

                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS A
                                            ----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                         YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2006  ------------------------------------------------------------
                                              (UNAUDITED)      2005         2004        2003          2002         2001
Net asset value, beginning of period             $11.87       $11.51       $11.39       $12.09       $10.95       $10.13

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 0.04        (0.03)       (0.16)       (0.23)       (0.16)        0.15
   Net realized and unrealized gain (loss)        (0.58)        0.39         0.28        (0.47)        1.44         1.02
                                                 ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.54)        0.36         0.12        (0.70)        1.28         1.17
                                                 ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --           --           --           --        (0.14)       (0.35)
                                                 ------       ------       ------       ------       ------       ------
Change in net asset value                         (0.54)        0.36         0.12        (0.70)        1.14         0.82
                                                 ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $11.33       $11.87       $11.51       $11.39       $12.09       $10.95
                                                 ======       ======       ======       ======       ======       ======
Total return(1)                                   (4.55)%(4)    3.13 %       1.05 %      (5.79)%      11.85 %      11.88%

  RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $103,995     $111,133      $70,892      $72,428      $61,582      $10,930

  RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including
     dividends on short sales, after
     expense reimbursement)                        3.79 %(3)    3.65 %       3.42 %       3.85 %       3.47 %       3.78%
   Gross operating expenses (including
     dividends on short sales, before
     expense reimbursement)                        3.79 %(3)    3.65 %       3.42 %       3.85 %       3.68 %       4.16%
   Net operating expenses (excluding
     dividends on short sales, after
     expense reimbursement)                        2.22 %(3)    2.20 %       2.21 %       2.29 %       2.30 %       2.30%
   Net investment income (loss)                    0.74 %(3)   (0.26)%      (1.45)%      (2.08)%      (1.33)%       1.42%
Portfolio turnover                                  160 %(4)     177 %        175 %        329 %        456 %        192%



                                                                                CLASS B
                                            ----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                         YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2006  ------------------------------------------------------------
                                              (UNAUDITED)      2005         2004        2003          2002         2001
Net asset value, beginning of period             $11.55       $11.28       $11.24       $12.02       $10.87       $10.07

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                   --(5)     (0.13)       (0.24)       (0.31)       (0.23)        0.09
   Net realized and unrealized gain (loss)        (0.57)        0.40         0.28        (0.47)        1.43         1.00
                                                 ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.57)        0.27         0.04        (0.78)        1.20         1.09
                                                 ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --           --           --           --        (0.05)       (0.29)
                                                 ------       ------       ------       ------       ------       ------
Change in net asset value                         (0.57)        0.27         0.04        (0.78)        1.15         0.80
                                                 ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $10.98       $11.55       $11.28       $11.24       $12.02       $10.87
                                                 ======       ======       ======       ======       ======       ======
Total return(1)                                   (4.94)%(4)    2.39 %       0.36 %      (6.49)%      11.10 %      11.07%

  RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $5,438       $7,859      $12,290      $16,359      $15,381       $9,857

  RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including
     dividends on short sales, after
     expense reimbursement)                        4.50 %(3)    4.36 %       4.11 %       4.50 %       4.26 %       4.51%
   Gross operating expenses (including
     dividends on short sales, before
     expense reimbursement)                        4.50 %(3)    4.36 %       4.11 %       4.50 %       4.61 %       4.87%
   Net operating expenses (excluding
     dividends on short sales, after
     expense reimbursement)                        2.91 %(3)    2.90 %       2.91 %       2.99 %       3.00 %       3.00%
   Net investment income (loss)                    0.01 %(3)   (1.14)%      (2.15)%      (2.74)%      (2.02)%       0.85%
Portfolio turnover                                  160 %(4)     177 %        175 %        329 %        456 %        192%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements
18

Phoenix Market Neutral Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS C
                                            ----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                         YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2006  ------------------------------------------------------------
                                              (UNAUDITED)      2005         2004        2003          2002         2001
Net asset value, beginning of period             $11.49       $11.22       $11.18       $11.96       $10.83       $10.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                   --(5)     (0.11)       (0.24)       (0.31)       (0.23)        0.08
   Net realized and unrealized gain (loss)        (0.56)        0.38         0.28        (0.47)        1.42         1.01
                                                 ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.56)        0.27         0.04        (0.78)        1.19         1.09
                                                 ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --           --           --           --        (0.06)       (0.30)
                                                 ------       ------       ------       ------       ------       ------
Change in net asset value                         (0.56)        0.27         0.04        (0.78)        1.13         0.79
                                                 ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $10.93       $11.49       $11.22       $11.18       $11.96       $10.83
                                                 ======       ======       ======       ======       ======       ======
Total return(1)                                   (4.87)%(4)    2.41 %       0.36 %      (6.44)%      11.01 %      11.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $31,164      $40,584      $25,779      $31,102      $24,449       $7,531

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including
     dividends on short sales, after
     expense reimbursement)                        4.50 %(3)    4.35 %       4.12 %       4.54 %       4.22 %       4.50%
   Gross operating expenses (including
     dividends on short sales, before
     expense reimbursement)                        4.50 %(3)    4.35 %       4.12 %       4.54 %       4.51 %       4.86%
   Net operating expenses (excluding
     dividends on short sales, after
     expense reimbursement)                        2.91 %(3)    2.90 %       2.91 %       2.99 %       3.00 %       3.00%
   Net investment income (loss)                    0.02 %(3)   (0.97)%      (2.15)%      (2.77)%      (2.02)%       0.81%
Portfolio turnover                                  160 %(4)     177 %        175 %        329 %        456 %        192%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) Amount is less than $0.01.

                       See Notes to Financial Statements

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED)


1. ORGANIZATION

   Phoenix Portfolios (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently one fund, the Phoenix Market Neutral Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. SHORT SALES:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund is obligated to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

   At April 30, 2006, the value of securities sold short amounted to $129,447,558 against which collateral of $257,804,686 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

H. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $2,728 for Class A shares, deferred sales charges of $33,873 for Class B shares and $11,322 for Class C shares for the six-month period (the "period") ended April 30, 2006.

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As financial agent of the Fund, PEPCO receives a fee for oversight of the subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million. PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO equal to the documented cost of fund accounting, tax services and related services. For the period ended April 30, 2006, the Fund incurred financial agent fees totaling $46,378.

   PEPCO serves as the Fund's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2006, transfer agent fees were $135,510 as reported in the Statement of Operations, of which PEPCO retained $27,354.

   At April 30, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held 1,083,866 Class A shares of the Fund with a value of $12,280,202.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)


4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended April 30, 2006, were as follows:

   Purchases.........................   $209,820,089
   Sales.............................    228,140,918
   Short sales.......................    208,700,550
   Purchases to cover short sales....    234,935,849

   There were no purchases or sales of long-term U.S. Government securities.


5. CREDIT RISK AND ASSET CONCENTRATIONS

   Since the Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At April 30, 2006, the Fund held the following restricted securities:

                                                      Market           % of
                        Acquisition   Acquisition      Value        Net Assets
                           Date         Cost        at 4/30/06      at 4/30/06
                        -----------   -----------   ----------      ----------
Telefonica Moviles S.A.  12/20/01        $ --          $ --             0.0%
Telefonica Data
  Argentina S.A.         12/20/01          --            --             0.0

   At the end of the period, the value of restricted securities amounted to $0 or 0.0% of net assets.

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. INDEMNIFICATIONS

   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                   Expiration Year
-------------------------------------------------------------------------------
   2007           2008         2009       2010           2011          Total
----------    ----------       ----       ----       -----------    -----------
$1,007,039    $5,119,432       $ --       $ --       $10,522,031    $16,648,502

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX MARKET NEUTRAL FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Euclid Advisors, LLC ("Euclid") and the Fund. Pursuant to the Advisory Agreement, Euclid provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by Euclid and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by Euclid comparing the performance of the Fund with a peer group and benchmark, reports provided by Euclid showing that the investment policies and restrictions for the Fund were followed and reports provided by Euclid covering matters such as the compliance of investment personnel and other access persons with Euclid's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that Euclid is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered Euclid's current experience in acting as an investment adviser for other accounts. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of Euclid, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the year to date and the 1 and 5 year periods and had underperformed its benchmark for the 3 year period. The Lipper report was supplemented by updated performance information for the 1 month, 1 quarter and 1, 3 and 5 year periods ended October 31, 2005. The Board also noted that it was difficult to assess the Fund's performance because there was not a good peer group with which to compare it and proceeded to review that the Fund's performance year-to-date and for the 5 year period relative to a custom peer group, which included other market neutral funds. The Board concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits realized by Euclid and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of Euclid for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to Euclid from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund of 2.223% were higher than the Expense Group Average of 1.961%. The Board noted that the contractual management fee of 1.500% was equal to the median contractual management fee of the peer group. Additionally, the Board noted that the Fund's nonmanagement expenses were equal to the median of the peer group. Management indicated that the Fund's investment strategy had a tendency to increase the Fund's expenses. The Board concluded that the Fund's management fee and total expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that it was likely that Euclid and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

PHOENIX PORTFOLIOS
900 Third Avenue, 31st Floor
New York, NY 10022-4728


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Daniel T. Geraci
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris(1)
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
Nancy G. Curtiss, Chief Financial Officer
   and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary


INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, NY 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                             1-800-243-1574
Advisor Consulting Group                                         1-800-243-4361
Telephone Orders                                                 1-800-367-5877
Text Telephone                                                   1-800-243-1926
Web site                                                       PHOENIXFUNDS.COM


(1) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.


   ---------------------------------------------------------------------
     IMPORTANT NOTICE TO SHAREHOLDERS
     The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund
     Services at 1-800-243-1574.
   ---------------------------------------------------------------------
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                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
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[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP2180A                                                                    6-06
BPD23429





ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Phoenix Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ George R. Aylward
                            ----------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date         June 28, 2006
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George R. Aylward
                            ----------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date         June 28, 2006
     ---------------------------------------------------------------------------


By (Signature and Title)*   /s/ Nancy G. Curtiss
                            ----------------------------------------------------
                            Nancy G. Curtiss, Chief Financial Officer and
                            Treasurer
                            (principal financial officer)

Date         June 26, 2006
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.